Franklin Value Investors Trust
Statement of Investments, July 31, 2019 (unaudited)
Franklin MicroCap Value Fund
		Shares	Value
	Common Stocks 93.5%
	Aerospace & Defense 1.5%
[a]	Ducommun Inc.	72,500	$3,055,875
	Banks 20.2%
	Bar Harbor Bankshares	217,800	5,529,942
	First Defiance Financial Corp.	169,600	4,870,912
	First Internet Bancorp.	206,800	4,359,344
	Investar Holding Corp.	211,200	5,092,032
	Northeast Bank	268,265	5,888,417
	Old Line Bancshares Inc.	54,000	1,524,960
	Peoples Financial Services Corp.	89,943	4,351,442
	Southern Missouri Bancorp Inc.	114,000	3,972,900
	WSFS Financial Corp.	116,400	4,931,868
			40,521,817
	Building Products 4.1%
	Burnham Holdings Inc., A	175,800	2,566,680
[a]	Continental Materials Corp.	73,712	1,123,371
[a]	Gibraltar Industries Inc.	109,400	4,533,536
			8,223,587
	Construction & Engineering 6.0%
[a]	Ameresco Inc., A	222,800	3,174,900
[a]	Northwest Pipe Co.	177,000	4,134,720
[a]	Sterling Construction Co.	269,082	3,368,907
[a]	Williams Industrial Services Group Inc.	659,800	1,444,962
			12,123,489
	Consumer Durables & Apparel 6.8%
	Crown Crafts Inc.	181,000	832,600
	Culp Inc.	117,500	2,111,475
[a]	Delta Apparel Inc.	197,600	3,762,304
	Flexsteel Industries Inc.	52,900	971,773
[a]	Lakeland Industries Inc.	87,900	943,167
	Rocky Brands Inc.	139,520	4,397,670
[a]	Vera Bradley Inc.	56,400	662,700
			13,681,689
	Consumer Services 1.7%
[a,b]	Full House Resorts Inc.	1,806,320	3,432,008
	Diversified Financials 1.3%
	Arbor Realty Trust Inc.	206,713	2,519,832
[a,b]	Origen Financial Inc.	1,900,000	163,400
			2,683,232
	Electrical Equipment 4.2%
	LSI Industries Inc.	636,900	2,522,124
	Powell Industries Inc.	68,600	2,537,514
[a]	Ultralife Corp.	380,902	3,325,274
			8,384,912
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Energy 6.5%
	Adams Resources & Energy Inc.	30,000	$978,900
[a]	Ardmore Shipping Corp. (Ireland)	416,000	3,053,440
[a]	Geospace Technologies Corp.	50,100	782,061
[a]	Gulf Island Fabrication Inc.	277,900	1,989,764
[a]	Natural Gas Services Group Inc.	204,400	3,278,576
[a]	Renewable Energy Group Inc.	116,800	1,587,312
[a]	REX American Resources Corp.	18,600	1,387,560
			13,057,613
	Food & Staples Retailing 2.5%
	Village Super Market Inc., A	202,200	5,061,066
	Food, Beverage & Tobacco 2.8%
[a]	Seneca Foods Corp., A	179,700	5,674,926
	Health Care Equipment & Services 1.0%
	Invacare Corp.	208,300	1,114,405
	Kewaunee Scientific Corp.	52,700	961,775
			2,076,180
	Insurance 0.5%
[a]	ACMAT Corp., A	27,516	941,735
	Machinery 8.9%
	Alamo Group Inc.	44,700	4,375,683
[a]	Freightcar America Inc.	172,700	944,669
	Hurco Cos. Inc.	121,800	4,164,342
	Miller Industries Inc.	146,700	4,579,974
	Spartan Motors Inc.	325,200	3,908,904
			17,973,572
	Materials 7.7%
[a]	Flotek Industries Inc.	189,800	582,686
	Friedman Industries Inc.	120,000	741,600
	Mercer International Inc. (Canada)	192,300	2,505,669
	The Monarch Cement Co.	79,524	4,815,178
	Olympic Steel Inc.	116,300	1,463,054
	Schnitzer Steel Industries Inc., A	63,200	1,683,016
[a]	Universal Stainless & Alloy Products Inc.	223,000	3,608,140
			15,399,343
	Media & Entertainment 0.4%
[a]	DHI Group Inc.	246,400	906,752
	Real Estate 2.2%
	Griffin Industrial Realty Inc.	112,985	4,390,597
	Retailing 3.2%
	Caleres Inc.	123,600	2,321,208
	Haverty Furniture Cos. Inc.	155,000	2,807,050
	Shoe Carnival Inc.	50,000	1,269,000
			6,397,258
  |  2

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment 2.2%
[a]	Photronics Inc.	452,000	$4,352,760
	Technology Hardware & Equipment 3.6%
[a]	Digi International Inc.	60,400	793,052
[a]	Key Tronic Corp.	480,000	2,366,400
[a]	Kimball Electronics Inc.	79,000	1,256,100
	Richardson Electronics Ltd.	375,000	2,126,250
[a]	Sierra Wireless Inc. (Canada)	61,400	723,292
			7,265,094
	Telecommunication Services 3.4%
[a]	Alaska Communications Systems Group Inc.	1,055,500	1,952,675
	ATN International Inc.	38,700	2,177,649
[a]	ORBCOMM Inc.	219,600	1,286,856
	Spok Holdings Inc.	111,700	1,450,983
			6,868,163
	Trading Companies & Distributors 2.5%
[a]	Houston Wire & Cable Co.	375,350	1,745,378
[a]	Titan Machinery Inc.	156,700	3,249,958
			4,995,336
	Transportation 0.3%
[a]	Celadon Group Inc.	395,300	509,937
	Total Common Stocks (Cost $122,257,843)		187,976,941
	Short Term Investments (Cost $13,299,368) 6.6%
	Money Market Funds 6.6%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	13,299,368	13,299,368
	Total Investments (Cost $135,557,211) 100.1%		201,276,309
	Other Assets, less Liabilities (0.1)%		(194,095)
	Net Assets 100.0%		$201,082,214

[a]Non-income producing.
[b]See Note 3 regarding holdings of 5% voting securities.
[c]See Note 4 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  3

Franklin Value Investors Trust
Statement of Investments, July 31, 2019 (unaudited)
Franklin Mutual U.S. Value Fund
		Shares/Units	Value
	Common Stocks and Other Equity Interests 88.4%
	Automobiles & Components 3.0%
	General Motors Co.	639,200	$25,785,328
	Banks 15.8%
	Bank of America Corp.	1,186,600	36,404,888
	Citigroup Inc.	236,900	16,857,804
	Citizens Financial Group Inc.	233,300	8,692,758
	Farmers & Merchants Bank of Long Beach	1,475	12,242,500
	JPMorgan Chase & Co.	275,700	31,981,200
	PNC Financial Services Group Inc.	93,600	13,375,440
	Wells Fargo & Co.	368,763	17,851,817
			137,406,407
	Capital Goods 7.1%
[a]	AerCap Holdings NV (Ireland)	102,200	5,572,966
	Astec Industries Inc.	109,900	3,592,631
	General Electric Co.	1,044,000	10,909,800
	Johnson Controls International PLC	393,200	16,687,408
	Oshkosh Corp.	72,600	6,067,182
	Regal Beloit Corp.	157,600	12,548,112
	Terex Corp.	218,200	6,644,190
			62,022,289
	Commercial & Professional Services 0.7%
	Tetra Tech Inc.	72,700	5,757,840
	Consumer Durables & Apparel 3.5%
	Lennar Corp., B	223,900	8,508,200
	PVH Corp.	140,100	12,457,692
	Toll Brothers Inc.	275,000	9,891,750
			30,857,642
	Consumer Services 0.9%
	Vail Resorts Inc.	30,300	7,469,556
	Diversified Financials 3.4%
	Capital One Financial Corp.	215,700	19,934,994
	Morgan Stanley	207,500	9,246,200
			29,181,194
	Energy 12.4%
	Anadarko Petroleum Corp.	123,900	9,126,474
	Arch Coal Inc.	75,000	6,687,000
	Baker Hughes a GE Co., A	173,500	4,405,165
	Chevron Corp.	106,300	13,086,593
	Helmerich & Payne Inc.	75,100	3,730,968
	Kinder Morgan Inc.	1,614,400	33,288,928
	Occidental Petroleum Corp.	146,700	7,534,512
	Plains All American Pipeline LP	222,800	5,298,184
	Royal Dutch Shell PLC, A, ADR (United Kingdom)	200,300	12,596,867
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  4

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund (continued)
		Shares/Units	Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
	Valero Energy Corp.	142,500	$12,148,125
			107,902,816
	Food & Staples Retailing 0.7%
	Walgreens Boots Alliance Inc.	117,600	6,408,024
	Food, Beverage & Tobacco 6.9%
	Archer-Daniels-Midland Co.	501,300	20,593,404
	Bunge Ltd.	236,200	13,801,166
	The Kraft Heinz Co.	397,900	12,736,779
	Molson Coors Brewing Co., B	245,400	13,249,146
			60,380,495
	Materials 3.2%
	Huntsman Corp.	210,100	4,317,555
	The Mosaic Co.	420,600	10,594,914
	Reliance Steel & Aluminum Co.	129,700	12,963,515
			27,875,984
	Media 5.1%
[a]	Discovery Inc., C	822,200	23,218,928
	News Corp., B	1,085,700	14,613,522
	Scholastic Corp.	203,578	6,956,260
			44,788,710
	Multi-line Insurance 3.9%
	American International Group Inc.	318,700	17,844,013
	The Hartford Financial Services Group Inc.	274,400	15,813,672
			33,657,685
	Pharmaceuticals, Biotechnology & Life Sciences 4.0%
[a]	Bio-Rad Laboratories Inc., A	64,528	20,319,867
	Perrigo Co. PLC	273,400	14,766,334
			35,086,201
	Property & Casualty Insurance 1.5%
	Chubb Ltd.	86,132	13,164,415
	Real Estate 3.8%
	Brixmor Property Group Inc.	856,200	16,250,676
	Mid-America Apartment Communities Inc.	71,200	8,390,208
	Regency Centers Corp.	124,400	8,297,480
			32,938,364
	Reinsurance 2.1%
	Everest Re Group Ltd.	73,500	18,128,040
	Retailing 2.0%
	Dick’s Sporting Goods Inc.	480,800	17,871,336
  |  5

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund (continued)
		Shares/Units	Value
	Common Stocks and Other Equity Interests (continued)
	Semiconductors & Semiconductor Equipment 0.5%
	MKS Instruments Inc.	50,489	$4,298,129
	Software & Services 2.0%
	LogMeIn Inc.	61,000	4,634,170
	Symantec Corp.	586,800	12,651,408
			17,285,578
	Technology Hardware & Equipment 5.3%
	Corning Inc.	908,600	27,939,450
	Western Digital Corp.	331,000	17,837,590
			45,777,040
	Transportation 0.6%
[a]	JetBlue Airways Corp.	251,400	4,834,422
	Total Common Stocks and Other Equity Interests (Cost $628,787,540)		768,877,495
		Principal Amount
	Corporate Bonds 1.0%
	Capital Goods 0.1%
	Mueller Industries Inc., sub. bond, 6.00%, 3/01/27	$1,490,000	1,495,587
	Energy 0.4%
[b]	McDermott Technology Americas Inc., senior note, 144A, 10.625%, 5/01/24	4,000,000	3,302,480
	Software & Services 0.5%
[b]	Veritas U.S. Inc./Veritas Bermuda Ltd., senior note, 144A, 10.50%, 2/01/24	4,661,000	4,148,290
	Total Corporate Bonds (Cost $9,360,092)		8,946,357
	Total Investments before Short Term Investments (Cost $638,147,632)		777,823,852
		Shares
	Short Term Investments (Cost $91,736,556) 10.6%
	Money Market Funds 10.6%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	91,736,556	91,736,556
	Total Investments (Cost $729,884,188) 100.0%		869,560,408
	Other Assets, less Liabilities 0.0%†		394,501
	Net Assets 100.0%		$869,954,909
  |  6

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund (continued)
See Abbreviations on page 15.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2019, the aggregate value of these securities was $7,450,770, representing 0.9% of net assets.
[c]See Note 4 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  7

Franklin Value Investors Trust
Statement of Investments, July 31, 2019 (unaudited)
Franklin Small Cap Value Fund
		Shares	Value
	Common Stocks 96.9%
	Automobiles & Components 1.7%
	Gentex Corp.	74,000	$2,029,080
	LCI Industries	439,241	40,247,653
			42,276,733
	Banks 14.9%
	Atlantic Union Bankshares Corp.	368,040	13,996,561
	Bryn Mawr Bank Corp.	925,252	34,308,344
	Columbia Banking System Inc.	1,558,190	58,759,345
	First Horizon National Corp.	4,176,344	68,492,042
	First of Long Island Corp.	1,230,606	27,221,005
	German American Bancorp Inc.	304,800	9,616,440
	Glacier Bancorp Inc.	442,100	18,528,411
	Lakeland Financial Corp.	1,045,545	48,084,614
	Peoples Bancorp Inc.	540,026	17,502,243
	TCF Financial Corp.	746,453	31,380,884
	TrustCo Bank Corp. NY	1,639,400	13,279,140
	Washington Trust Bancorp Inc.	396,141	19,898,162
			361,067,191
	Building Products 5.0%
[a,b]	Gibraltar Industries Inc.	1,630,157	67,553,706
	Insteel Industries Inc.	597,640	11,659,957
	Universal Forest Products Inc.	1,033,779	41,795,685
			121,009,348
	Commercial & Professional Services 3.5%
[a]	Huron Consulting Group Inc.	397,126	24,212,772
	McGrath RentCorp	877,189	59,745,343
			83,958,115
	Consumer Durables & Apparel 4.1%
	Carter’s Inc.	412,919	38,409,725
[a]	Crocs Inc.	1,559,000	35,623,150
	Toll Brothers Inc.	561,014	20,179,674
[a]	Unifi Inc.	263,700	4,933,827
			99,146,376
	Consumer Services 3.9%
	Brinker International Inc.	714,577	28,475,893
	Jack in the Box Inc.	274,900	19,746,067
	Wyndham Hotels and Resorts Inc.	799,400	45,206,070
			93,428,030
	Electrical Equipment 2.7%
	Encore Wire Corp.	156,018	8,568,509
	Regal Beloit Corp.	727,700	57,939,474
			66,507,983
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  8

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Energy 2.3%
	Hunting PLC (United Kingdom)	7,642,513	$47,350,985
[a]	Natural Gas Services Group Inc.	531,000	8,517,240
			55,868,225
	Food, Beverage & Tobacco 3.0%
[a]	Landec Corp.	474,582	5,301,081
	Maple Leaf Foods Inc. (Canada)	2,859,047	67,048,687
			72,349,768
	Insurance 9.8%
	The Hanover Insurance Group Inc.	674,200	87,450,482
	Horace Mann Educators Corp.	1,730,085	75,154,892
	Old Republic International Corp.	3,243,700	73,988,797
			236,594,171
	Machinery 10.3%
	Astec Industries Inc.	247,142	8,079,072
	Federal Signal Corp.	829,236	25,830,701
	The Greenbrier Cos. Inc.	527,220	15,241,930
	Kennametal Inc.	1,152,922	39,868,043
	Miller Industries Inc.	55,400	1,729,588
	Mueller Industries Inc.	554,288	16,733,955
	Mueller Water Products Inc., A	6,698,044	68,119,107
	Oshkosh Corp.	479,200	40,046,744
[a]	Rexnord Corp.	886,682	25,970,916
[a]	SPX Flow Inc.	179,230	7,269,569
			248,889,625
	Materials 10.4%
	Carpenter Technology Corp.	698,481	31,438,630
	Eagle Materials Inc.	690,700	57,176,146
	Minerals Technologies Inc.	893,871	47,598,631
	OceanaGold Corp. (Australia)	17,097,231	46,378,546
	PH Glatfelter Co.	1,877,400	30,639,168
	Reliance Steel & Aluminum Co.	391,400	39,120,430
			252,351,551
	Media & Entertainment 2.0%
	Cinemark Holdings Inc.	1,205,800	48,135,536
	Pharmaceuticals, Biotechnology & Life Sciences 1.2%
[a]	Cambrex Corp.	655,934	28,729,909
	Real Estate 7.0%
	Brandywine Realty Trust	2,267,973	33,452,602
	Healthcare Realty Trust Inc.	43,600	1,394,328
	Highwoods Properties Inc.	937,800	42,510,474
	LTC Properties Inc.	471,502	21,731,527
	Retail Properties of America Inc., A	3,841,667	46,714,671
	Sunstone Hotel Investors Inc.	1,841,636	24,328,011
  |  9

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Real Estate (continued)
	Weingarten Realty Investors	24,600	$686,586
			170,818,199
	Retailing 0.6%
	Caleres Inc.	809,933	15,210,542
	Semiconductors & Semiconductor Equipment 4.2%
[a]	Advanced Energy Industries Inc.	842,400	49,196,160
	MKS Instruments Inc.	431,277	36,714,611
[a]	Synaptics Inc.	464,694	14,953,853
			100,864,624
	Software & Services 0.2%
	LogMeIn Inc.	75,547	5,739,306
	Technology Hardware & Equipment 6.5%
[a]	Coherent Inc.	435,665	60,492,085
[a]	FARO Technologies Inc.	193,300	10,320,287
[a]	Finisar Corp.	1,051,800	24,748,854
[a]	Plexus Corp.	1,046,203	62,468,781
			158,030,007
	Transportation 0.1%
	Heartland Express Inc.	65,300	1,295,552
	Utilities 3.5%
	Black Hills Corp.	508,000	40,208,200
	IDACORP Inc.	98,099	10,011,984
	Spire Inc.	428,358	35,300,983
			85,521,167
	Total Common Stocks (Cost $2,113,969,836)		2,347,791,958
		Principal Amount
	Corporate Bonds 0.2%
	Energy 0.0%†
	Unit Corp., senior sub. note, 6.625%, 5/15/21	$1,533,000	1,376,826
	Machinery 0.2%
	Mueller Industries Inc., sub. bond, 6.00%, 3/01/27	4,532,000	4,548,995
	Total Corporate Bonds (Cost $5,945,590)		5,925,821
	Total Investments before Short Term Investments (Cost $2,119,915,426)		2,353,717,779
  |  10

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund (continued)
		Shares	Value
	Short Term Investments (Cost $62,785,581) 2.6%
	Money Market Funds 2.6%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	62,785,581	$62,785,581
	Total Investments (Cost $2,182,701,007) 99.7%		2,416,503,360
	Other Assets, less Liabilities 0.3%		6,981,005
	Net Assets 100.0%		$2,423,484,365

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 3 regarding holdings of 5% voting securities.
[c]See Note 4 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  11

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
Effective March 1, 2019, Franklin Balance Sheet Investment Fund was renamed Franklin Mutual U.S. Value Fund.
On July 16, 2019, the Trust’s Board of Trustees (the Board) approved a proposal to re-open Franklin MicroCap Value Fund to new investors, effective on or about September 19, 2019.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Board, the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the
  |  12

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)
reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended July 31, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Continental Materials Corp.	$1,375,480	$ —	$(260,064)	$126,606	$—[a]	$—[a]	—[a]	$ —
Delta Apparel Inc.	7,490,696	—	(1,806,331)	1,445,937	—[a]	—[a]	—[a]	—
Full House Resorts Inc.	5,089,331	—	(90,911)	(83,777)	(1,482,635)	3,432,008	1,806,320	—
Origen Financial Inc.	172,900	—	—	—	(9,500)	163,400	1,900,000	—
Total Affiliated Securities (Value is 1.8% of Net Assets)	$14,128,407	$ —	$(2,157,306)	$1,488,766	$(1,492,135)	$3,595,408		$ —
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Gibraltar Industries Inc.	$61,826,740	$ —	$(4,359,424)	$139,811	$9,946,579	$67,553,706	1,630,157	$ —
Landec Corp.	19,482,239	—	—	—	—[a]	—[a]	—[a]	—
Total Affiliated Securities (Value is 2.8% of Net Assets)	$81,308,979	$ —	$(4,359,424)	$139,811	$9,946,579	$67,553,706		$ —

[a]As of July 31, 2019, no longer an affiliate.
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$8,437,728	$39,468,737	$(34,607,097)	$ —	$ —	$13,299,368	13,299,368	$137,084
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Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Mutual U.S. Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$122,533,811	$148,958,688	$(179,755,943)	$ —	$ —	$91,736,556	91,736,556	$1,595,748
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$224,660,126	$430,816,320	$(592,690,865)	$ —	$ —	$62,785,581	62,785,581	$1,705,799
5.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2019, in valuing the Funds’ assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:[a]
Equity Investments	$187,976,941	$—	$—	$187,976,941
Short Term Investments	13,299,368	—	—	13,299,368
Total Investments in Securities	$201,276,309	$ —	$ —	$201,276,309
Franklin Mutual U.S. Value Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$768,877,495	$—	$—	$768,877,495
Corporate Bonds	—	8,946,357	—	8,946,357
Short Term Investments	91,736,556	—	—	91,736,556
Total Investments in Securities	$860,614,051	$8,946,357	$ —	$869,560,408
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Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Small Cap Value Fund
Assets:
Investments in Securities:[a]
Equity Investments	$2,347,791,958	$—	$—	$2,347,791,958
Corporate Bonds	—	5,925,821	—	5,925,821
Short Term Investments	62,785,581	—	—	62,785,581
Total Investments in Securities	$2,410,577,539	$5,925,821	$ —	$2,416,503,360

[a]For detailed categories, see the accompanying Statements of Investments.
[b]Includes common stocks as well as other equity interests.
6.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statements of Investments.
Abbreviations
Selected Portfolio
ADR	American Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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